VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
CORPORATE BONDS: 95.6%
Argentina: 2.9%
Agua y Saneamientos Argentinos SA Reg S 6.62%, 02/01/23	$1,575	$821,024
Arcor SAIC 144A 6.00%, 07/06/23	1,750	1,699,617
Capex SA 144A 6.88%, 05/15/24	1,025	978,301
Generacion Mediterranea SA / Central Termica Roca SA 144A 9.63%, 12/01/27	1,148	933,354
Genneia SA 144A 8.75%, 09/02/27	1,200	1,108,752
IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	1,275	1,238,401
MercadoLibre, Inc.
2.38%, 01/14/26	1,425	1,337,697
3.12%, 01/14/31	2,425	2,187,920
MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	1,725	1,361,146
MSU Energy SA / UGEN SA / UENSA SA Reg S 6.88%, 02/01/25	300	236,721
Pampa Energia SA 144A
7.38%, 07/21/23	1,400	1,347,297
7.50%, 01/24/27	2,175	1,857,113
9.12%, 04/15/29	1,000	861,370
Pan American Energy LLC 144A 9.12%, 04/30/27	1,025	1,131,169
Telecom Argentina SA 144A
8.00%, 07/18/26	1,325	1,244,937
8.50%, 08/06/25	1,325	1,277,479
Telecom Argentina SA Reg S 8.00%, 07/18/26	100	93,957
Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	1,460	1,322,636
Transportadora de Gas del Sur SA Reg S 6.75%, 05/02/25	250	226,479
YPF Energia Electrica SA 144A 10.00%, 07/25/26	1,400	1,242,759
YPF SA 144A
1.50%, 09/30/33 (s)	1,900	988,000
2.50%, 06/30/29 (s)	2,550	1,540,302
4.00%, 02/12/26 (s)	2,675	2,233,090
6.95%, 07/21/27	2,275	1,495,471
7.00%, 12/15/47	1,875	1,154,034
8.50%, 07/28/25	3,850	2,945,250
8.50%, 06/27/29	1,412	990,391
8.75%, 04/04/24	3,025	2,788,324
YPF SA Reg S 6.95%, 07/21/27	550	361,543
		37,004,534
	Par (000’s)	Value
Armenia: 0.1%
Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	$1,000	$977,500
Austria: 0.1%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	800	759,884
Klabin Austria GmbH Reg S
3.20%, 01/12/31	300	271,663
7.00%, 04/03/49	200	218,989
		1,250,536
Azerbaijan: 1.1%
Southern Gas Corridor CJSC 144A 6.88%, 03/24/26 †	6,075	6,948,761
Southern Gas Corridor CJSC Reg S 6.88%, 03/24/26	750	857,872
State Oil Co. of the Azerbaijan Republic Reg S
4.75%, 03/13/23	3,425	3,533,952
6.95%, 03/18/30	2,650	3,139,874
		14,480,459
Bahrain: 1.3%
BBK BSC Reg S 5.50%, 07/09/24	1,800	1,872,900
GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	1,800	1,844,532
Mumtalakat Sukuk Holding Co. Reg S
4.10%, 01/21/27	1,600	1,627,779
5.62%, 02/27/24	2,200	2,304,282
Oil and Gas Holding Co. BSCC 144A
7.50%, 10/25/27	3,375	3,620,751
7.62%, 11/07/24	2,575	2,763,202
8.38%, 11/07/28	1,750	1,973,965
		16,007,411
Barbados: 0.2%
Sagicor Financial Co. Ltd. 144A 5.30%, 05/13/28	2,000	2,042,880
Bermuda: 1.2%
Digicel Group Holdings Ltd.
10.00%, 04/01/24	0(a)	489
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	1,435	1,336,717
Digicel Group Two Ltd. 144A 8.25%, 09/30/22	437	13,669
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A
8.75%, 05/25/24	4,100	4,207,051
13.00%, 12/31/25	1,210	1,238,504
Digicel Ltd. 144A 6.75%, 03/01/23	3,250	3,161,437

1

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Bermuda (continued)
Eurochem Finance DAC 144A 5.50%, 03/13/24	$2,200	$2,270,528
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	2,200	2,332,000
Investment Energy Resources Ltd. Reg S 6.25%, 04/26/29	200	212,000
		14,772,395
Brazil: 8.5%
Adecoagro SA 144A 6.00%, 09/21/27	1,250	1,280,331
Adecoagro SA Reg S 6.00%, 09/21/27	450	460,919
Aegea Finance Sarl 144A 5.75%, 10/10/24	700	716,516
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	1,200	1,202,652
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	1,899	1,939,477
Atento Luxco 1 SA 144A 8.00%, 02/10/26 †	975	1,031,320
Azul Investments LLP 144A 5.88%, 10/26/24	400	370,332
B2W Digital Lux Sarl 144A 4.38%, 12/20/30	800	707,104
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	1,100	1,016,136
Banco Bradesco SA 144A 3.20%, 01/27/25	1,500	1,511,310
Banco BTG Pactual SA 144A
2.75%, 01/11/26	800	754,740
4.50%, 01/10/25	1,600	1,614,432
5.50%, 01/31/23	400	413,746
Banco BTG Pactual SA Reg S 5.50%, 01/31/23	400	413,746
Banco Daycoval SA Reg S 4.25%, 12/13/24	750	764,130
Banco do Brasil SA 144A
4.62%, 01/15/25	1,750	1,818,512
4.75%, 03/20/24	1,325	1,379,378
4.88%, 04/19/23	1,375	1,423,386
Banco Nacional de Desenvolvimento Economico e Social 144A 4.75%, 05/09/24	800	844,700
Banco Safra SA 144A 4.12%, 02/08/23	800	820,164
Banco Votorantim SA 144A
4.38%, 07/29/25	1,050	1,074,743
4.50%, 09/24/24	650	678,363
Braskem Idesa SAPI 144A 7.45%, 11/15/29	2,900	2,979,822
Braskem Netherlands Finance BV 144A
	Par (000’s)	Value
Brazil (continued)
8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	$800	$916,480
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	1,435	1,461,956
BRF GmbH 144A 4.35%, 09/29/26	900	901,818
BRF SA 144A
4.88%, 01/24/30	1,000	984,010
5.75%, 09/21/50	1,200	1,132,788
BRF SA Reg S
4.88%, 01/24/30	100	98,401
5.75%, 09/21/50	200	188,798
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	1,800	1,995,822
Centrais Eletricas Brasileiras SA 144A
3.62%, 02/04/25	800	801,888
4.62%, 02/04/30	1,200	1,155,696
Centrais Eletricas Brasileiras SA Reg S 4.62%, 02/04/30	200	192,616
Cosan Luxembourg SA 144A 7.00%, 01/20/27	1,075	1,110,260
Cosan SA 144A 5.50%, 09/20/29	1,225	1,263,961
CSN Inova Ventures 144A 6.75%, 01/28/28	2,050	2,159,880
CSN Inova Ventures Reg S 6.75%, 01/28/28	200	210,720
CSN Resources SA 144A 7.62%, 04/17/26	1,000	1,043,550
Embraer Netherlands Finance BV
5.05%, 06/15/25	1,650	1,693,519
5.40%, 02/01/27	1,250	1,278,075
Embraer Netherlands Finance BV 144A
6.95%, 01/17/28	1,275	1,385,224
Embraer Overseas Ltd. 144A 5.70%, 09/16/23	900	939,731
FS Luxembourg Sarl 144A 10.00%, 12/15/25	1,100	1,173,123
Globo Comunicacao e Participacoes SA 144A
4.88%, 01/22/30	600	557,490
5.50%, 01/14/32	700	673,505
Globo Comunicacao e Participacoes SA Reg S 4.88%, 01/22/30 †	200	185,830
Gol Finance SA 144A 7.00%, 01/31/25	1,000	865,000
Guara Norte Sarl 144A 5.20%, 06/15/34	1,343	1,256,260
InterCement Financial Operations BV 144A

2

	Par (000’s)	Value
Brazil (continued)
5.75%, 07/17/24 †	$1,200	$1,055,982
Itau Unibanco Holding SA 144A
3.25%, 01/24/25	875	884,726
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/26	850	806,144
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/24	1,200	1,188,504
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 12/31/99 (o)	1,175	1,095,335
5.12%, 05/13/23	2,800	2,922,864
Itau Unibanco Holding SA Reg S 5.12%, 05/13/23	300	313,164
JSM Global Sarl 144A 4.75%, 10/20/30	800	717,900
Klabin Austria GmbH 144A
3.20%, 01/12/31	500	452,773
5.75%, 04/03/29	1,275	1,376,955
7.00%, 04/03/49	1,003	1,098,230
Klabin Finance SA 144A 4.88%, 09/19/27	800	839,412
Light Servicos de Eletricidade SA/Light Energia SA 144A 4.38%, 06/18/26	1,000	989,425
MARB BondCo Plc 144A 3.95%, 01/29/31	2,500	2,294,975
MV24 Capital BV 144A 6.75%, 06/01/34	1,626	1,623,917
Natura Cosmeticos SA 144A 4.12%, 05/03/28	1,400	1,365,000
Natura Cosmeticos SA Reg S 4.12%, 05/03/28	300	292,500
NBM US Holdings, Inc. 144A
6.62%, 08/06/29	850	913,775
7.00%, 05/14/26	1,700	1,776,101
Nexa Resources SA 144A
5.38%, 05/04/27	1,100	1,140,645
6.50%, 01/18/28	850	918,892
Oi Movel SA Reg S 8.75%, 07/30/26	1,400	1,419,250
Petrobras Global Finance BV
5.09%, 01/15/30	1,925	1,955,357
5.30%, 01/27/25	950	1,013,194
5.60%, 01/03/31	2,225	2,297,357
5.62%, 05/20/43	475	451,528
5.75%, 02/01/29	815	861,215
6.00%, 01/27/28	1,825	1,955,132
6.25%, 03/17/24	850	917,065
6.75%, 01/27/41	985	1,030,931
6.75%, 06/03/50	875	877,446
6.85%, 06/05/15	2,700	2,573,006
6.88%, 01/20/40	1,022	1,093,678
6.90%, 03/19/49	1,300	1,326,760
7.25%, 03/17/44	1,315	1,401,994
7.38%, 01/17/27	1,500	1,713,000
8.75%, 05/23/26	675	811,026
	Par (000’s)	Value
Brazil (continued)
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	$1,299	$1,233,530
4.95%, 01/17/28	700	703,924
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	784	836,186
Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	724	821,595
Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	684	755,062
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	850	872,950
Simpar Europe SA 144A 5.20%, 01/26/31	1,000	887,590
Tupy Overseas SA 144A 4.50%, 02/16/31	400	370,350
Ultrapar International SA 144A
5.25%, 10/06/26	1,000	1,046,470
5.25%, 06/06/29	1,200	1,224,270
Unigel Luxembourg SA 144A 8.75%, 10/01/26 †	700	742,830
Usiminas International Sarl 144A 5.88%, 07/18/26	1,200	1,238,472
XP, Inc. 144A 3.25%, 07/01/26	1,350	1,274,265
		108,615,012
British Virgin Islands: 0.4%
Central China Real Estate Ltd. Reg S
7.25%, 04/24/23	600	363,000
7.65%, 08/27/23	1,000	553,200
China Aoyuan Group Ltd. Reg S
6.20%, 03/24/26	600	96,000
6.35%, 02/08/24	800	150,000
China SCE Group Holdings Ltd. Reg S
7.00%, 05/02/25	1,100	781,000
7.25%, 04/19/23	1,000	805,000
7.38%, 04/09/24	1,050	803,250
Health & Happiness H&H International Holdings Ltd. Reg S 5.62%, 10/24/24	600	591,000
New Metro Global Ltd. Reg S
4.50%, 05/02/26	1,000	693,250
4.62%, 10/15/25	600	421,473
		5,257,173
Cambodia: 0.1%
NagaCorp Ltd. Reg S 7.95%, 07/06/24	1,950	1,803,750
Canada: 0.2%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	1,265	1,312,437

3

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Canada (continued)
First Quantum Minerals Ltd. Reg S 6.50%, 03/01/24	$300	$303,759
Frontera Energy Corp. 144A 7.88%, 06/21/28	1,300	1,189,117
		2,805,313
Cayman Islands: 1.2%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	3,050	2,960,330
Banco Bradesco SA 144A 4.38%, 03/18/27	750	769,200
Banco BTG Pactual SA Reg S 4.50%, 01/10/25	200	201,804
Banco do Brasil SA 144A
3.25%, 09/30/26	1,325	1,292,027
4.88%, 01/11/29	900	923,400
Emaar Sukuk Ltd. Reg S 3.70%, 07/06/31	600	606,000
Itau Unibanco Holding SA Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/24	100	99,042
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31	1,200	1,235,700
Nogaholding Sukuk Ltd. 144A 5.25%, 04/08/29	2,050	2,181,059
Oryx Funding Ltd. 144A 5.80%, 02/03/31	2,100	2,184,300
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	1,556	1,553,422
Ronshine China Holdings Ltd. Reg S
7.35%, 12/15/23	600	150,000
8.10%, 06/09/23	600	150,000
StoneCo Ltd. 144A 3.95%, 06/16/28	800	682,100
Yankuang Group Cayman Ltd. Reg S 2.90%, 11/30/24	500	501,250
		15,489,634
Chile: 0.9%
AES Andes SA Reg S 7.12% (USD Swap Semi 30/360 5 Year+4.64%), 04/07/24	100	102,400
Agrosuper SA 144A 4.60%, 01/20/32	1,700	1,725,831
CAP SA 144A 3.90%, 04/27/31	1,100	984,918
Inversiones Latin America Power Ltda 144A 5.12%, 06/15/33	1,388	1,253,483
Kenbourne Invest SA 144A 6.88%, 11/26/24	1,850	1,915,046
VTR Comunicaciones SpA 144A
	Par (000’s)	Value
Chile (continued)
4.38%, 04/15/29	$1,400	$1,361,661
5.12%, 01/15/28	1,742	1,715,548
VTR Finance NV 144A 6.38%, 07/15/28	1,925	1,966,792
		11,025,679
China: 7.5%
Agile Group Holdings Ltd. Reg S
5.50%, 04/21/25	500	208,750
5.50%, 05/17/26 †	1,150	483,000
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 12/31/99 (o)	6,300	6,528,653
Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 12/31/99 (o)	1,250	1,287,063
Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 12/31/99 (o)	1,000	915,000
Chalieco Hong Kong Corp. Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 3 Year+6.38%), 12/31/99 (o)	800	814,800
China Aoyuan Group Ltd. Reg S 5.88%, 03/01/27	400	67,200
China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/02/23 (o)	1,740	1,883,289
China Hongqiao Group Ltd. Reg S 6.25%, 06/08/24	1,100	1,087,922
China SCE Group Holdings Ltd. Reg S
5.95%, 09/29/24	1,100	816,750
6.00%, 02/04/26	800	563,000
China South City Holdings Ltd. Reg S 10.75%, 04/11/23	800	614,000
Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 12/31/99 (o)	1,400	1,444,870
CIFI Holdings Group Co. Ltd. Reg S
4.38%, 04/12/27	900	751,500
4.45%, 08/17/26	1,100	932,250
5.25%, 05/13/26	800	687,200
5.95%, 10/20/25	1,000	882,500
6.00%, 07/16/25 †	1,300	1,153,750
6.45%, 11/07/24	1,300	1,176,500
6.55%, 03/28/24 †	1,200	1,113,000

4

	Par (000’s)	Value
China (continued)
CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 12/31/99 (o)	$1,500	$1,619,325
Easy Tactic Ltd. Reg S
5.88%, 02/13/23	800	288,400
8.12%, 02/27/23	1,800	644,400
8.12%, 07/11/24	1,000	339,000
8.62%, 02/27/24	700	235,550
8.62%, 03/05/24	800	271,200
eHi Car Services Ltd. Reg S
7.00%, 09/21/26	400	341,320
7.75%, 11/14/24	1,200	1,155,000
E-House China Enterprise Holdings Ltd. Reg S 7.60%, 06/10/23	300	142,500
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	1,800	1,781,482
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25	1,600	1,562,400
6.75%, 07/02/23	1,550	1,552,100
6.85%, 07/02/24	1,400	1,402,380
Gemstones International Ltd. Reg S 12.00%, 03/10/23	800	560,480
Glory Land Co. Ltd. Reg S 14.25%, 01/25/24	200	142,000
Golden Eagle Retail Group Ltd. 144A 4.62%, 05/21/23	800	802,624
Greenland Global Investment Ltd. 5.90%, 02/12/23	600	507,000
Greenland Global Investment Ltd. Reg S
5.88%, 07/03/24	1,300	1,027,000
6.12%, 04/22/23	900	726,750
6.75%, 09/26/23	1,050	845,250
6.75%, 03/03/24	700	558,250
Greentown China Holdings Ltd. Reg S
4.70%, 04/29/25	600	588,465
5.65%, 07/13/25	700	689,952
Guangzhou Fineland Real Estate Development Co. Ltd. Reg S 13.60%, 07/27/23	400	400,000
Helenbergh China Holdings Ltd. Reg S 11.00%, 03/24/23	400	303,942
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 12/31/99 (o)	13,900	14,050,290
Jingrui Holdings Ltd. Reg S 14.50%, 02/19/23	500	202,500
	Par (000’s)	Value
China (continued)
Jinke Properties Group Co. Ltd. Reg S 6.85%, 05/28/24	$600	$450,000
KWG Group Holdings Ltd. Reg S
5.88%, 11/10/24	1,300	710,125
5.95%, 08/10/25	600	325,500
6.00%, 08/14/26	1,150	627,325
6.30%, 02/13/26	800	438,000
7.40%, 03/05/24	1,100	635,250
7.40%, 01/13/27	600	322,500
7.88%, 09/01/23	1,400	889,000
Logan Group Co. Ltd. Reg S
4.25%, 07/12/25	600	444,000
4.50%, 01/13/28	650	476,125
4.70%, 07/06/26	700	512,750
4.85%, 12/14/26	700	511,000
5.25%, 02/23/23	900	729,000
5.25%, 10/19/25	600	438,000
5.75%, 01/14/25	650	494,000
6.50%, 07/16/23	1,050	829,500
New Metro Global Ltd. Reg S
4.80%, 12/15/24 †	1,000	723,350
6.80%, 08/05/23	700	550,515
Powerlong Real Estate Holdings Ltd. Reg S
5.95%, 04/30/25 †	1,200	901,500
6.25%, 08/10/24	1,200	939,000
6.95%, 07/23/23	800	658,000
Radiance Holdings Group Co. Ltd. Reg S 7.80%, 03/20/24	400	326,320
Redsun Properties Group Ltd. Reg S
7.30%, 01/13/25	600	171,000
9.70%, 04/16/23	800	244,000
RKPF Overseas 2019 A Ltd. Reg S
6.00%, 09/04/25	1,000	876,500
6.70%, 09/30/24	1,050	942,375
7.88%, 02/01/23	700	672,000
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 12/31/99 (o)	700	549,500
Seazen Group Ltd. Reg S 4.45%, 07/13/25	600	405,591
Shangrao City Construction Investment Development Group Co. Ltd. Reg S 4.38%, 10/21/23	600	609,750
Sunac China Holdings Ltd. Reg S
5.95%, 04/26/24 †	2,000	1,185,000
6.50%, 07/09/23	1,500	926,250
6.50%, 01/10/25	1,650	985,875
6.50%, 01/26/26	1,200	699,000
6.65%, 08/03/24	1,400	850,500

5

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
China (continued)
6.80%, 10/20/24	$1,000	$602,500
7.00%, 07/09/25	1,300	773,500
7.50%, 02/01/24	1,200	732,000
7.95%, 10/11/23	1,600	984,000
8.35%, 04/19/23	1,400	896,000
Times China Holdings Ltd. Reg S
5.55%, 06/04/24	1,100	542,300
5.75%, 01/14/27	600	276,000
6.20%, 03/22/26	1,100	506,000
6.60%, 03/02/23	700	365,750
6.75%, 07/16/23 †	1,000	517,500
6.75%, 07/08/25	1,400	665,000
Urumqi Gaoxin Investment and Development Group Co. Ltd. Reg S 4.75%, 10/23/23	600	597,600
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	1,300	1,217,320
Wanda Properties Overseas Ltd. Reg S 6.88%, 07/23/23	800	756,728
Wealth Driven Ltd. Reg S 5.50%, 08/17/23	800	788,928
Wens Foodstuffs Group Co. Ltd. Reg S 2.35%, 10/29/25	800	672,148
West China Cement Ltd. Reg S 4.95%, 07/08/26	1,400	1,304,961
Xinhu BVI 2018 Holding Co. Ltd. Reg S 11.00%, 09/28/24	400	374,000
Yancoal International Resources Development Co. Ltd. Reg S 3.50%, 11/04/23	1,100	1,117,121
Yankuang Group Cayman Ltd. Reg S 4.00%, 07/16/23	800	807,144
Yuzhou Group Holdings Co. Ltd. Reg S
6.00%, 10/25/23	1,400	318,500
6.35%, 01/13/27	1,000	227,500
7.38%, 01/13/26	1,300	295,750
7.70%, 02/20/25	600	132,900
8.30%, 05/27/25	1,000	222,500
8.38%, 10/30/24	800	179,200
8.50%, 02/04/23	900	207,000
8.50%, 02/26/24	800	179,200
Zhenro Properties Group Ltd. Reg S
6.63%, 01/07/26	800	344,000
7.10%, 09/10/24	700	311,500
7.35%, 02/05/25	800	346,000
9.15%, 05/06/23	600	294,000
		95,753,208
	Par (000’s)	Value
Colombia: 5.5%
Banco de Bogota SA 144A
5.38%, 02/19/23	$1,525	$1,567,075
6.25%, 05/12/26	3,658	3,888,454
Banco de Bogota SA Reg S
5.38%, 02/19/23	100	102,759
6.25%, 05/12/26	200	212,600
Banco GNB Sudameris SA 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+6.66%), 04/16/26	1,350	1,334,678
Bancolombia SA 4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/24	1,900	1,887,109
Cable Onda SA 144A 4.50%, 01/30/30	1,900	1,935,976
Canacol Energy Ltd. 144A 5.75%, 11/24/28	1,800	1,757,151
Ecopetrol SA
4.12%, 01/16/25	4,175	4,191,116
4.62%, 11/02/31	3,850	3,553,704
5.38%, 06/26/26	5,200	5,383,560
5.88%, 11/02/51	2,100	1,797,988
5.88%, 09/18/23	6,118	6,447,668
5.88%, 05/28/45 †	6,550	5,783,879
6.88%, 04/29/30	6,750	7,248,015
7.38%, 09/18/43	2,933	3,021,811
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	3,500	3,230,868
4.38%, 02/15/31	2,025	1,844,097
GCM Mining Corp. 144A 6.88%, 08/09/26	1,000	973,835
Geopark Ltd. 144A 5.50%, 01/17/27 †	1,700	1,603,023
Gilex Holding Sarl 144A 8.50%, 05/02/23	1,200	1,213,548
Grupo Aval Ltd. 144A 4.38%, 02/04/30	3,400	3,222,321
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	1,900	1,961,009
Oleoducto Central SA 144A 4.00%, 07/14/27	1,450	1,406,863
Oleoducto Central SA Reg S 4.00%, 07/14/27	200	194,050
Orazul Energy Egenor SCA 144A 5.62%, 04/28/27	1,300	1,238,627
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	1,900	1,964,999
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	1,615	1,619,199
Termocandelaria Power Ltd. Reg S 7.88%, 01/30/29	170	170,442
		70,756,424

6

	Par (000’s)	Value
Costa Rica: 0.3%
Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	$1,200	$1,266,000
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43	1,700	1,394,153
6.75%, 10/07/31	1,000	1,004,040
Instituto Costarricense de Electricidad Reg S 6.38%, 05/15/43	100	82,009
		3,746,202
Cyprus: 0.6%
Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	1,900	1,749,710
MHP Lux SA 144A
6.25%, 09/19/29 †	1,150	967,150
6.95%, 04/03/26	1,625	1,453,871
MHP SE 144A 7.75%, 05/10/24	1,825	1,666,517
TMK OAO Via TMK Capital SA Reg S 4.30%, 02/12/27	1,800	1,719,331
		7,556,579
Dominican Republic: 0.2%
Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	1,000	1,036,790
Empresa Generadora de Electricidad Haina SA 144A 5.63%, 11/08/28	1,100	1,103,317
		2,140,107
El Salvador: 0.1%
Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	1,050	1,076,250
Grupo Unicomer Co. Ltd. Reg S 7.88%, 04/01/24	200	205,000
		1,281,250
France: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	1,100	1,115,378
Georgia: 0.4%
Georgia Capital JSC 144A 6.12%, 03/09/24	200	202,450
Georgia Capital JSC Reg S 6.12%, 03/09/24	1,100	1,113,475
Georgian Railway JSC 144A 4.00%, 06/17/28	1,800	1,777,500
Silknet JSC 144A 8.38%, 01/31/27	1,000	1,011,250
TBC Bank JSC 144A 5.75%, 06/19/24	1,300	1,361,750
		5,466,425
Ghana: 0.3%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	2,100	2,051,364
Tullow Oil Plc 144A
	Par (000’s)	Value
Ghana (continued)
7.00%, 03/01/25	$2,700	$2,271,591
		4,322,955
Greece: 0.1%
Navios South American Logistics, Inc. / Navios Logistics Finance US Inc 144A 10.75%, 07/01/25	1,675	1,756,170
Guatemala: 0.4%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/26	1,100	1,086,030
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	3,800	3,859,622
Energuate Trust Reg S 5.88%, 05/03/27	200	203,955
		5,149,607
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	1,000	1,018,195
Hong Kong: 4.2%
Agile Group Holdings Ltd. Reg S
5.75%, 01/02/25 †	1,100	473,000
6.05%, 10/13/25 †	1,050	441,000
6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 12/31/99 (o)	950	244,625
7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 12/31/99 (o)	1,100	294,250
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/31/99 (o)	1,550	399,125
Bank of East Asia Ltd. Reg S
5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 12/31/99 (o)	2,300	2,385,330
5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 12/31/99 (o)	2,100	2,161,845
CAS Capital No 1 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 12/31/99 (o)	2,600	2,589,556
Champion Path Holdings Ltd. Reg S
4.50%, 01/27/26	1,800	1,605,780
4.85%, 01/27/28	1,600	1,388,320
China CITIC Bank International Ltd. Reg S 3.25% (US Treasury Yield Curve Rate T 5 Year+2.53%), 12/31/99 (o)	1,900	1,917,832
China Oil & Gas Group Ltd. Reg S 4.70%, 06/30/26	900	905,625

7

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Hong Kong (continued)
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	$700	$673,645
Easy Tactic Ltd. Reg S
11.62%, 09/03/24	800	278,000
11.75%, 08/02/23	1,200	429,000
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	900	839,250
5.05%, 01/27/27	1,100	1,014,750
Franshion Brilliant Ltf. 4.88%, 06/21/24	400	333,000
Gemdale Ever Prosperity Investment Ltd. Reg S 4.95%, 08/12/24	900	884,790
Hopson Development Holdings Ltd. Reg S 7.00%, 05/18/24	400	328,000
Jiayuan International Group Ltd. Reg S
12.50%, 04/08/23	600	306,000
12.50%, 07/21/23	600	300,000
Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	1,300	1,266,200
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	3,400	3,337,559
5.25%, 04/26/26	1,750	1,709,348
5.38%, 12/04/29	3,925	3,763,349
5.62%, 07/17/27	2,020	1,953,683
5.75%, 07/21/28	2,975	2,860,210
RKPF Overseas 2019 A Ltd. Reg S 5.90%, 03/05/25	600	526,500
RKPF Overseas 2020 A Ltd. Reg S
5.12%, 07/26/26	1,400	1,183,000
5.20%, 01/12/26	1,000	850,000
Seaspan Corp. 144A 5.50%, 08/01/29	2,500	2,476,500
Seaspan Corp. 144A Reg S 6.50%, 04/29/26	1,200	1,281,000
Shimao Group Holdings Ltd. Reg S
3.45%, 01/11/31	2,000	835,000
3.98%, 09/16/23	600	313,500
4.60%, 07/13/30	600	255,000
5.20%, 01/30/25	1,000	472,500
5.20%, 01/16/27	1,600	712,000
5.60%, 07/15/26	2,300	1,069,500
6.13%, 02/21/24	2,200	1,072,500
Studio City Finance Ltd. 144A
5.00%, 01/15/29	3,700	3,221,146
6.00%, 07/15/25	1,750	1,650,022
6.50%, 01/15/28	1,700	1,593,206
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	1,200	1,128,960
		53,723,406
	Par (000’s)	Value
India: 5.5%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	$3,400	$3,638,000
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	2,700	2,714,445
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy 144A 6.25%, 12/10/24	1,500	1,597,875
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Reg S 6.25%, 12/10/24	200	213,050
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash 144A 4.62%, 10/15/39	1,211	1,177,333
Bank of Baroda Reg S 3.88%, 04/04/24	1,050	1,078,930
Canara Bank Reg S 3.88%, 03/28/24	1,500	1,537,244
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	1,700	1,690,353
6.45%, 06/04/29	1,500	1,417,537
Delhi International Airport Ltd. Reg S 6.45%, 06/04/29	300	283,508
Future Retail Ltd. 144A 5.60%, 01/22/25	1,200	708,000
Future Retail Ltd. Reg S 5.60%, 01/22/25	200	118,000
GMR Hyderabad International Airport Ltd. 144A
4.25%, 10/27/27	1,100	1,032,625
4.75%, 02/02/26	1,100	1,070,740
5.38%, 04/10/24	1,000	1,013,750
HPCL-Mittal Energy Ltd. Reg S
5.25%, 04/28/27	1,400	1,421,070
5.45%, 10/22/26	1,000	1,022,230
IIFL Finance Ltd. Reg S 5.88%, 04/20/23	1,300	1,267,565
India Green Energy Holdings 144A 5.38%, 04/29/24	1,150	1,164,192
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	2,316	2,163,792
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	1,300	1,292,474
JSW Steel Ltd. 144A
3.95%, 04/05/27 †	1,850	1,771,585
5.05%, 04/05/32	1,750	1,621,981
JSW Steel Ltd. Reg S
5.38%, 04/04/25	1,400	1,442,070
5.95%, 04/18/24	1,700	1,768,085
Muthoot Finance Ltd. 144A

8

	Par (000’s)	Value
India (continued)
4.40%, 09/02/23	$1,850	$1,866,188
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 12/31/99 (o)	3,400	3,524,389
Periama Holdings LLC Reg S 5.95%, 04/19/26	2,550	2,636,547
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	1,350	1,370,250
ReNew Power Pvt Ltd. Reg S 5.88%, 03/05/27	200	203,000
ReNew Power Synthetic 144A 6.67%, 03/12/24	1,750	1,804,687
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	2,150	2,047,325
Shriram Transport Finance Co. Ltd. 144A
4.15%, 07/18/25	1,500	1,441,875
4.40%, 03/13/24 †	2,500	2,468,450
5.10%, 07/16/23	1,700	1,705,789
Tata Motors Ltd. Reg S 5.88%, 05/20/25	1,100	1,156,914
TML Holdings Pte Ltd. Reg S 5.50%, 06/03/24	1,300	1,340,625
UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 12/31/99 (o)	1,400	1,391,957
Vedanta Resources Finance II Plc 144A
8.00%, 04/23/23	1,400	1,343,475
9.25%, 04/23/26	2,000	1,784,270
13.88%, 01/21/24	3,550	3,724,074
Vedanta Resources Ltd. 144A
6.12%, 08/09/24	3,450	2,982,301
7.12%, 05/31/23	1,825	1,730,812
Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	1,300	1,287,000
		70,036,362
Indonesia: 2.2%
Adaro Indonesia PT 144A 4.25%, 10/31/24 †	2,700	2,730,375
APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	1,000	580,000
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	111	902
Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	1,000	1,006,200
Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/10/26	1,200	1,149,000
Bukit Makmur Mandiri Utama PT Reg S 7.75%, 02/10/26	200	191,500
	Par (000’s)	Value
Indonesia (continued)
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	$2,000	$2,015,560
Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	1,000	1,015,050
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	1,623	1,606,105
Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	2,450	2,476,338
Jababeka International BV 144A 6.50%, 10/05/23	1,090	995,857
Japfa Comfeed Indonesia Tbk PT Reg S 5.38%, 03/23/26	1,350	1,385,640
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	2,225	2,158,250
Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	1,900	1,921,897
Medco Oak Tree Pte Ltd. Reg S 7.38%, 05/14/26 †	300	303,457
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	1,800	1,815,903
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	1,350	1,359,787
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	2,100	2,048,151
SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	1,100	734,250
Theta Capital Pte Ltd. Reg S
6.75%, 10/31/26 †	1,400	1,365,805
8.12%, 01/22/25 †	1,450	1,495,603
		28,355,630
Ireland: 0.8%
Alfa Bank AO Via Alfa Bond Issuance Plc 144A 5.90% (US Treasury Yield Curve Rate T 5 Year+4.57%), 12/31/99 (o)	1,400	1,358,000
Credit Bank of Moscow Via CBOM Finance Plc 144A 3.88%, 09/21/26	1,600	1,330,627
Eurochem Finance DAC Reg S 5.50%, 03/13/24	200	206,412
Gtlk Europe Capital DAC Reg S 4.35%, 02/27/29	600	514,605
Hacienda Investments Ltd. Via DME Airport DAC 144A 5.35%, 02/08/28	1,600	1,547,328
PIK Securities DAC 144A 5.63%, 11/19/26 †	1,800	1,686,330
SCF Capital Designated Activity Co. 144A 3.85%, 04/26/28	1,500	1,438,597
Suek Securities DAC 144A

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Ireland (continued)
3.38%, 09/15/26	$1,700	$1,612,537
		9,694,436
Isle of Man: 0.0%
Gold Fields Orogen Holdings BVI Ltd. Reg S 5.12%, 05/15/24	300	316,270
Israel: 3.1%
Leviathan Bond Ltd. 144A Reg S
5.75%, 06/30/23	1,750	1,798,720
6.12%, 06/30/25	2,050	2,157,625
6.50%, 06/30/27	2,075	2,218,995
6.75%, 06/30/30	1,900	2,036,563
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	2,475	2,529,301
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	4,275	4,194,972
3.15%, 10/01/26	10,275	9,453,000
4.10%, 10/01/46	6,075	4,917,773
6.00%, 04/15/24	3,817	3,893,340
6.75%, 03/01/28 †	3,690	3,923,429
7.12%, 01/31/25	2,975	3,107,983
		40,231,701
Kazakhstan: 0.3%
Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	3,025	3,787,421
Kuwait: 0.4%
Kuwait Projects Co. SPC Ltd. Reg S
4.23%, 10/29/26	1,700	1,597,665
4.50%, 02/23/27	1,700	1,598,503
5.00%, 03/15/23	1,800	1,798,171
		4,994,339
Luxembourg: 2.1%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	1,000	972,820
AI Candelaria Spain SA 144A 7.50%, 12/15/28	1,100	1,145,490
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	1,900	1,788,632
CSN Resources SA 144A 4.62%, 06/10/31	1,350	1,276,992
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	2,100	2,109,713
4.88%, 03/30/26	2,150	2,117,750
5.38%, 03/30/28	2,175	2,124,703
5.88%, 03/30/31	2,175	2,117,961
Gol Finance SA 144A 8.00%, 06/30/26	1,100	1,014,876
Hidrovias International Finance SARL 144A 4.95%, 02/08/31	800	735,324
	Par (000’s)	Value
Luxembourg (continued)
Kenbourne Invest SA 144A 4.70%, 01/22/28	$1,450	$1,395,531
MC Brazil Downstream Trading SARL 144A 7.25%, 06/30/31	3,050	2,929,449
MHP Lux SA Reg S 6.95%, 04/03/26	250	223,672
Minerva Luxembourg SA 144A 4.38%, 03/18/31	2,200	2,047,166
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	200	186,106
Movida Europe SA 144A 5.25%, 02/08/31 †	1,300	1,142,687
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	1,000	981,380
Poinsettia Finance Ltd. 144A 6.62%, 06/17/31	195	194,238
Puma International Financing SA Reg S
5.00%, 01/24/26	200	199,712
5.12%, 10/06/24	200	200,010
Rede D’or Finance Sarl Reg S 4.95%, 01/17/28	200	201,121
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32	850	778,812
Tupy Overseas SA Reg S 4.50%, 02/16/31	200	185,175
Ultrapar International SA Reg S 5.25%, 10/06/26	200	209,294
Unigel Luxembourg SA Reg S 8.75%, 10/01/26	200	212,237
		26,490,851
Macao: 0.2%
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	2,500	2,398,913
MGM China Holdings Ltd. Reg S 5.38%, 05/15/24	200	199,234
		2,598,147
Malta: 0.2%
VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 6.38%, 02/01/30	2,000	1,990,620
Mauritius: 1.8%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	1,400	1,377,110
CA Magnum Holdings 144A 5.38%, 10/31/26	3,500	3,573,325
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	1,100	1,087,092
Clean Renewable Power Mauritius Pte Ltd. Reg S 4.25%, 03/25/27	200	197,653
Greenko Power II Ltd. 144A 4.30%, 12/13/28	3,300	3,241,425

10

	Par (000’s)	Value
Mauritius (continued)
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	$3,300	$3,470,478
India Airport Infra 144A 6.25%, 10/25/25	1,600	1,540,184
India Clean Energy Holdings 144A 4.50%, 04/18/27	1,350	1,303,615
India Cleantech Energy 144A 4.70%, 08/10/26	1,200	1,194,150
India Green Power Holdings 144A 4.00%, 02/22/27	1,350	1,311,255
India Green Power Holdings Reg S 4.00%, 02/22/27	200	194,260
India Toll Roads 144A 5.50%, 08/19/24	1,100	1,101,408
Liquid Telecommunications Financing Plc 144A 5.50%, 09/04/26	2,100	2,124,150
Network i2i Ltd. 144A 3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 12/31/99 (o) †	1,700	1,674,169
Network i2i Ltd. Reg S 5.65% (US Treasury Yield Curve Rate T 5 Year+4.27%), 12/31/99 (o)	100	103,658
		23,493,932
Mexico: 7.1%
Alsea SAB de CV 144A 7.75%, 12/14/26	1,700	1,762,968
Axtel SAB de CV 144A 6.38%, 11/14/24	1,518	1,564,299
Banco Nacional de Comercio Exterior SNC 144A 2.72% (US Treasury Yield Curve Rate T 5 Year+2.00%), 08/11/26	1,800	1,766,268
Braskem Idesa SAPI 144A 6.99%, 02/20/32	4,150	4,124,955
Braskem Idesa SAPI Reg S 7.45%, 11/15/29	300	308,258
Cemex SAB de CV 144A 3.88%, 07/11/31	6,050	5,745,685
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 12/31/99 (o)	3,350	3,367,621
5.20%, 09/17/30	3,150	3,250,391
5.45%, 11/19/29	3,500	3,635,310
7.38%, 06/05/27	3,150	3,436,571
Cemex SAB de CV Reg S
5.20%, 09/17/30	450	464,341
7.38%, 06/05/27	200	218,195
CIBanco SA Institution de Banca Multiple Trust 144A 4.38%, 07/22/31	2,000	1,873,130
	Par (000’s)	Value
Mexico (continued)
Credito Real SAB de CV SOFOM ER 144A
8.00%, 01/21/28 †	$1,300	$385,918
9.50%, 02/07/26	900	224,820
Cydsa SAB de CV 144A 6.25%, 10/04/27	1,600	1,610,432
Electricidad Firme de Mexico Holdings SA de CV 144A 4.90%, 11/20/26	1,200	1,179,144
Grupo Axo SAPI de CV 144A 5.75%, 06/08/26	1,150	1,150,719
Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 12/31/99 (o)	1,800	1,856,574
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	1,585	1,630,363
Metalsa S A P I De Cv 144A 3.75%, 05/04/31	1,050	979,141
Mexarrend SAPI de CV 144A 10.25%, 07/24/24	1,050	810,274
Nemak SAB de CV 144A 3.62%, 06/28/31	1,700	1,573,180
Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25 †	1,700	1,281,163
Petróleos Mexicanos
4.25%, 01/15/25 †	325	327,145
4.50%, 01/23/26	925	920,935
4.62%, 09/21/23	625	640,544
4.88%, 01/18/24 †	500	513,765
5.35%, 02/12/28	1,675	1,641,768
5.50%, 06/27/44 †	525	416,112
5.62%, 01/23/46	650	513,159
5.95%, 01/28/31	2,600	2,477,683
6.35%, 02/12/48	1,300	1,074,801
6.38%, 01/23/45	1,050	880,908
6.49%, 01/23/27	1,525	1,595,935
6.50%, 03/13/27	3,400	3,560,939
6.50%, 01/23/29	1,275	1,303,617
6.50%, 06/02/41	1,050	911,494
6.62%, 06/15/35	1,900	1,774,562
6.62%, 06/15/38	350	311,470
6.75%, 09/21/47	4,075	3,502,625
6.84%, 01/23/30	1,900	1,947,472
6.88%, 08/04/26	1,950	2,092,282
6.95%, 01/28/60	2,575	2,209,273
7.69%, 01/23/50	5,725	5,313,773
Petróleos Mexicanos 144A
6.70%, 02/16/32	2,715	2,692,072
6.88%, 10/16/25	825	888,311
Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	900	867,933
Sixsigma Networks Mexico SA de CV Reg S 7.50%, 05/02/25	200	192,874

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Mexico (continued)
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	$1,900	$1,776,500
7.50%, 11/12/25	1,900	1,911,505
Total Play Telecomunicaciones SA de CV Reg S 7.50%, 11/12/25	200	201,211
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	1,350	868,441
7.25%, 09/27/23 †	1,100	771,402
8.38%, 01/27/28	1,500	892,860
9.88%, 01/28/29	1,850	1,103,127
		90,296,218
Mongolia: 0.1%
Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/24	1,400	1,091,181
Morocco: 0.9%
OCP SA 144A
3.75%, 06/23/31	2,550	2,457,295
4.50%, 10/22/25	1,925	2,009,225
5.12%, 06/23/51	2,600	2,363,442
5.62%, 04/25/24	2,550	2,713,837
6.88%, 04/25/44	2,050	2,296,307
		11,840,106
Netherlands: 0.8%
Braskem Netherlands Finance BV Reg S 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 10/24/25	250	286,400
Greenko Dutch BV 144A 3.85%, 03/29/26	3,152	3,110,961
Metinvest BV Reg S 7.75%, 10/17/29	200	173,185
Petrobras Global Finance BV 5.50%, 06/10/51	1,550	1,366,472
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	2,650	2,567,188
5.13%, 05/09/29	3,000	2,915,550
		10,419,756
Nigeria: 0.7%
Access Bank Plc 144A 6.12%, 09/21/26	1,500	1,487,250
9.12% (US Treasury Yield Curve Rate T 5 Year+8.07%), 12/31/99 (o)	200	194,744
EBN Finance Co. BV 144A 7.12%, 02/16/26	1,100	1,082,950
Fidelity Bank Plc 144A 7.63%, 10/28/26	1,400	1,372,000
First Bank of Nigeria Ltd. Via FBN Finance Co. BV 144A 8.62%, 10/27/25	1,200	1,260,360
SEPLAT Energy Plc 144A 7.75%, 04/01/26	2,300	2,302,875
	Par (000’s)	Value
Nigeria (continued)
United Bank for Africa Plc 144A 6.75%, 11/19/26	$1,100	$1,104,180
		8,804,359
Oman: 1.6%
Bank Muscat SAOG Reg S
4.75%, 03/17/26	1,500	1,548,414
4.88%, 03/14/23	1,950	1,996,605
Lamar Funding Ltd. 144A 3.96%, 05/07/25	3,100	3,080,712
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	350	347,822
Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	1,750	1,827,683
National Bank of Oman SAOG Reg S 5.62%, 09/25/23	1,650	1,710,575
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	1,650	1,683,396
OQ SAOC 144A 5.12%, 05/06/28	2,700	2,724,300
Oztel Holdings SPC Ltd. 144A
5.62%, 10/24/23	2,075	2,149,187
6.62%, 04/24/28	3,075	3,317,614
		20,386,308
Panama: 0.3%
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 12/31/99 (o)	1,400	1,406,391
Banistmo SA 144A 4.25%, 07/31/27	1,400	1,401,169
Cable Onda SA Reg S 4.50%, 01/30/30	200	203,787
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/28	1,450	1,469,473
		4,480,820
Paraguay: 0.1%
Banco Continental SAECA 144A 2.75%, 12/10/25	1,000	961,300
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	1,000	985,525
		1,946,825
Peru: 1.6%
Auna SAA 144A 6.50%, 11/20/25	1,000	1,006,150
Banco Internacional del Peru SAA Interbank 144A 4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/25 †	975	966,790
6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/24	1,175	1,236,523
Camposol SA 144A 6.00%, 02/03/27	1,200	1,225,800
Cia de Minas Buenaventura SAA 144A 5.50%, 07/23/26	1,800	1,795,329

12

	Par (000’s)	Value
Peru (continued)
Corp. Financiera de Desarrollo SA 144A 5.25% (ICE LIBOR USD 3 Month+5.61%), 07/15/24	$1,100	$1,123,986
Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A 6.38%, 06/01/28	1,964	1,960,954
InRetail Consumer 144A 3.25%, 03/22/28	1,900	1,846,904
InRetail Consumer Reg S 3.25%, 03/22/28	200	194,411
InRetail Shopping Malls 144A 5.75%, 04/03/28	1,175	1,210,826
Minsur SA 144A 4.50%, 10/28/31	1,800	1,807,623
Peru LNG Srl 144A 5.38%, 03/22/30	2,400	2,078,076
Peru LNG Srl Reg S 5.38%, 03/22/30	800	692,692
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA 144A 3.50%, 08/02/28	1,300	1,259,206
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	1,700	1,638,987
		20,044,257
Philippines: 0.1%
Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 12/31/99 (o)	1,000	1,010,378
Poland: 0.3%
Canpack SA / Canpack US LLC 144A
3.12%, 11/01/25 †	1,425	1,417,651
3.88%, 11/15/29	2,775	2,662,408
		4,080,059
Qatar: 0.2%
QNB Finansbank AS 144A 6.88%, 09/07/24 †	2,200	2,315,412
Russia: 2.9%
Borets Finance DAC 144A 6.00%, 09/17/26	1,100	1,057,320
Celtic Resources Holdings DAC 144A 4.12%, 10/09/24	1,350	1,353,613
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	1,000	980,450
Evraz Plc 144A
5.25%, 04/02/24	2,500	2,563,988
5.38%, 03/20/23	2,475	2,529,103
Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/15/99 (o)	3,400	3,284,087
	Par (000’s)	Value
Russia (continued)
Gtlk Europe Capital DAC Reg S
4.65%, 03/10/27	$2,200	$1,979,450
4.80%, 02/26/28	1,950	1,739,419
4.95%, 02/18/26	2,200	2,074,600
5.95%, 04/17/25	2,000	1,949,548
GTLK Europe DAC Reg S 5.12%, 05/31/24	2,000	1,947,500
PJSC Koks via IMH Capital DAC 144A 5.90%, 09/23/25	1,200	1,176,000
Polyus Finance Plc 144A 4.70%, 01/29/24	1,500	1,528,710
VEON Holdings BV 144A
3.38%, 11/25/27	4,175	3,810,731
4.00%, 04/09/25	3,495	3,390,272
4.95%, 06/16/24	1,850	1,870,452
5.95%, 02/13/23	1,800	1,838,961
7.25%, 04/26/23	2,375	2,448,008
		37,522,212
Saudi Arabia: 0.5%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	1,700	1,674,500
Dar Al-Arkan Sukuk Co. Ltd. Reg S
6.75%, 02/15/25	1,950	2,025,631
6.88%, 03/21/23	1,750	1,807,181
6.88%, 02/26/27	1,400	1,440,908
		6,948,220
Singapore: 2.1%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	1,985	1,966,798
GLP Pte Ltd. Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 12/31/99 (o)	3,400	3,285,250
4.60% (US Treasury Yield Curve Rate T 5 Year+3.73%), 12/31/99 (o)	600	579,237
Greenko Investment Co. 144A 4.88%, 08/16/23	1,800	1,812,294
Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	1,400	1,419,250
Greenko Solar Mauritius Ltd. 144A
5.55%, 01/29/25	1,700	1,717,000
5.95%, 07/29/26	2,000	2,077,500
Indika Energy Capital III Pte Ltd. Reg S 5.88%, 11/09/24	300	296,877
Inkia Energy Ltd. 144A 5.88%, 11/09/27	2,066	2,079,367
Medco Laurel Tree Pte Ltd. 144A 6.95%, 11/12/28	1,400	1,376,510
Mersin Uluslararasi Liman Isletmeciligi AS 144A

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Singapore (continued)
5.38%, 11/15/24	$1,800	$1,838,871
Puma International Financing SA 144A
5.00%, 01/24/26	2,300	2,296,688
5.12%, 10/06/24	1,900	1,900,095
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	1,635	1,743,381
TML Holdings Pte Ltd. Reg S 4.35%, 06/09/26	1,100	1,094,720
Yanlord Land HK Co. Ltd. Reg S
6.75%, 04/23/23 †	800	798,000
6.80%, 02/27/24	800	788,544
		27,070,382
South Africa: 2.9%
Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/23	1,400	1,435,210
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28	3,550	3,722,175
6.75%, 08/06/23	3,500	3,557,820
7.12%, 02/11/25	4,425	4,501,951
8.45%, 08/10/28	2,000	2,081,450
Eskom Holdings SOC Ltd. Reg S 4.31%, 07/23/27	1,000	963,730
FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23	1,650	1,694,952
Gold Fields Orogen Holdings BVI Ltd. 144A
5.12%, 05/15/24	1,450	1,528,641
6.12%, 05/15/29	1,800	2,024,451
Growthpoint Properties International Pty Ltd. 144A 5.87%, 05/02/23	1,400	1,439,697
MTN Mauritius Investments Ltd. 144A
4.75%, 11/11/24	2,575	2,654,349
6.50%, 10/13/26	1,750	1,929,392
Sasol Financing USA LLC
5.88%, 03/27/24	5,225	5,387,785
6.50%, 09/27/28	2,575	2,720,861
Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/24	1,400	1,460,900
		37,103,364
South Korea: 0.3%
SK Innovation Co. Ltd. Reg S 4.12%, 07/13/23	1,800	1,847,984
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 12/31/99 (o)	1,850	1,918,450
		3,766,434
	Par (000’s)	Value
Spain: 0.6%
AES Andres BV 144A 5.70%, 05/04/28	$1,000	$1,003,580
AI Candelaria Spain SA 144A 5.75%, 06/15/33	1,700	1,577,600
AI Candelaria Spain SA Reg S
5.75%, 06/15/33	300	278,400
7.50%, 12/15/28	200	208,271
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	1,350	1,381,367
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	1,800	1,724,994
International Airport Finance SA 144A 12.00%, 03/15/33	1,220	1,313,585
International Airport Finance SA Reg S 12.00%, 03/15/33	198	212,899
		7,700,696
Switzerland: 0.1%
Consolidated Energy Finance SA 144A 6.50%, 05/15/26	1,350	1,377,061
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	1,100	1,304,859
Thailand: 0.5%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/29	3,900	3,898,869
Bangkok Bank PCL Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/29	200	199,990
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/26	2,800	2,765,710
		6,864,569
Togo: 0.2%
Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	1,600	1,733,600
Ecobank Transnational, Inc. Reg S 9.50%, 04/18/24	200	216,700
		1,950,300
Trinidad and Tobago: 0.5%
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	1,200	1,229,694
National Gas Co. of Trinidad & Tobago Ltd. Reg S 6.05%, 01/15/36	300	307,423

14

	Par (000’s)	Value
Trinidad and Tobago (continued)
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	$1,050	$1,093,990
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	2,000	2,028,590
Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	1,950	2,054,276
		6,713,973
Turkey: 5.7%
Akbank TAS 144A
5.12%, 03/31/25	1,750	1,683,759
6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/23	1,250	1,228,824
6.80%, 02/06/26	1,450	1,441,837
6.80% (US Treasury Yield Curve Rate T 5 Year+6.01%), 06/22/26	1,700	1,605,015
Akbank TAS Reg S 6.80%, 02/06/26	200	198,874
Arcelik AS 144A 5.00%, 04/03/23	1,800	1,828,145
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	2,500	2,123,800
Coca-Cola Icecek AS 144A 4.21%, 09/19/24	1,050	1,074,895
KOC Holding AS 144A
5.25%, 03/15/23	2,325	2,357,434
6.50%, 03/11/25	2,600	2,683,663
KOC Holding AS Reg S 5.25%, 03/15/23	300	304,185
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	1,200	1,182,648
Mersin Uluslararasi Liman Isletmeciligi AS Reg S 5.38%, 11/15/24	200	204,319
Pegasus Hava Tasimaciligi AS 144A 9.25%, 04/30/26	1,300	1,318,399
TC Ziraat Bankasi AS 144A
5.12%, 09/29/23	1,750	1,732,220
5.38%, 03/02/26	2,050	1,915,573
Turk Telekomunikasyon AS 144A
4.88%, 06/19/24	1,750	1,735,808
6.88%, 02/28/25	1,780	1,824,706
Turkcell Iletisim Hizmetleri AS 144A
5.75%, 10/15/25	1,700	1,698,276
5.80%, 04/11/28	1,800	1,738,364
Turkiye Garanti Bankasi AS 144A 5.88%, 03/16/23	1,700	1,732,985
	Par (000’s)	Value
Turkey (continued)
Turkiye Ihracat Kredi Bankasi AS 144A
5.38%, 10/24/23	$1,450	$1,445,137
6.12%, 05/03/24	1,750	1,747,366
8.25%, 01/24/24	1,700	1,765,688
Turkiye Is Bankasi AS 144A 6.12%, 04/25/24	4,200	4,200,395
7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/23	1,800	1,783,890
7.85%, 12/10/23	1,300	1,335,568
Turkiye Is Bankasi AS Reg S
6.12%, 04/25/24	200	200,019
7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/25	2,450	2,453,263
Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	2,500	2,458,125
Turkiye Sinai Kalkinma Bankasi AS 144A
5.88%, 01/14/26	1,200	1,136,353
6.00%, 01/23/25	1,400	1,361,011
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	2,475	2,554,299
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25 †	2,600	2,484,430
5.50%, 10/01/26	1,750	1,627,472
6.50%, 01/08/26	2,550	2,478,189
8.12%, 03/28/24	1,850	1,916,911
Turkiye Vakiflar Bankasi TAO Reg S 8.12%, 03/28/24	200	207,234
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	2,000	1,908,508
Ulker Biskuvi Sanayi AS Reg S 6.95%, 10/30/25	200	190,851
Yapi ve Kredi Bankasi AS 144A
5.85%, 06/21/24	1,750	1,743,245
6.10%, 03/16/23	1,450	1,478,411
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/26 †	1,500	1,498,470
8.25%, 10/15/24	1,825	1,910,647
Yapi ve Kredi Bankasi AS Reg S 6.10%, 03/16/23	200	203,919
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/26	200	199,796
Zorlu Yenilenebilir Enerji AS 144A 9.00%, 06/01/26	950	861,945
		72,764,871
Ukraine: 1.2%
Kernel Holding SA 144A
6.50%, 10/17/24	1,100	1,008,920
6.75%, 10/27/27	1,050	926,625

15

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Ukraine (continued)
Metinvest BV 144A
7.65%, 10/01/27	$1,200	$1,045,716
7.75%, 10/17/29	1,500	1,298,887
8.50%, 04/23/26	1,600	1,427,840
NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.62%, 11/08/26	1,700	1,295,506
NPC Ukrenergo 144A 6.88%, 11/09/26	2,800	2,213,540
State Agency of Roads of Ukraine 144A 6.25%, 06/24/28	2,400	1,893,341
Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	2,800	2,541,000
VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	1,400	1,316,000
		14,967,375
United Arab Emirates: 2.1%
Alpha Star Holding V Ltd. Reg S 6.62%, 04/18/23	1,200	1,223,148
DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 12/31/99 (o)	2,550	2,695,095
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 12/31/99 (o)	5,250	5,627,947
Emaar Sukuk Ltd. Reg S
3.63%, 09/15/26	2,500	2,564,498
3.88%, 09/17/29	2,900	2,969,629
Emirates NBD Bank PJSC Reg S 6.12% (USD Swap Semi 30/360 6 Year+3.66%), 12/31/99 (o)	3,500	3,659,950
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	3,200	3,292,544
MAF Global Securities Ltd. Reg S 6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/31/99 (o)	1,400	1,508,570
Shelf Drilling Holdings Ltd. 144A
8.25%, 02/15/25	2,925	2,278,750
8.88%, 11/15/24 †	1,000	1,023,615
		26,843,746
United Kingdom: 1.8%
Bidvest Group UK Plc 144A 3.62%, 09/23/26	2,800	2,768,010
Endeavour Mining Plc 144A 5.00%, 10/14/26	1,700	1,657,500
Gazprom PJSC via Gaz Finance Plc Reg S
	Par (000’s)	Value
United Kingdom (continued)
4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/15/99 (o)	$1,400	$1,352,271
IHS Holding Ltd. 144A
5.63%, 11/29/26	1,700	1,719,337
6.25%, 11/29/28	1,700	1,719,737
Petra Diamonds US Treasury Plc 144A 10.50%, 03/08/26	1,195	1,234,077
Polyus Finance Plc 144A 3.25%, 10/14/28	1,900	1,734,586
Tullow Oil Plc 144A 10.25%, 05/15/26	6,275	6,349,108
Ukraine Railways Via Rail Capital Markets Plc Reg S 7.88%, 07/15/26	200	161,600
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	3,800	3,617,505
Vedanta Resources Finance II Plc Reg S 8.95%, 03/11/25	250	237,994
		22,551,725
United States: 3.9%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	1,550	1,579,450
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 04/07/24	1,850	1,894,409
AES Argentina Generacion SA 144A 7.75%, 02/02/24	1,000	830,000
AES El Salvador Trust II 144A 6.75%, 03/28/23	1,050	932,116
Azul Investments LLP 144A 7.25%, 06/15/26 †	1,000	903,885
Azul Investments LLP Reg S 5.88%, 10/26/24	200	185,166
Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	1,169	1,163,460
Energuate Trust 144A 5.88%, 05/03/27	1,000	1,019,775
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	2,400	2,118,108
Guacolda Energia SA 144A 4.56%, 04/30/25	1,750	656,250
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	1,500	1,439,513
7.75%, 05/01/27	1,300	1,270,106
Kosmos Energy Ltd. Reg S 7.12%, 04/04/26	200	195,368
Mercury Chile Holdco LLC 144A 6.50%, 01/24/27	1,200	1,183,920
MGM China Holdings Ltd. 144A

16

	Par (000’s)	Value
United States (continued)
5.25%, 06/18/25	$1,700	$1,683,599
5.38%, 05/15/24	2,500	2,490,425
5.88%, 05/15/26	2,600	2,593,292
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	2,250	2,075,648
Mong Duong Finance Holdings BV Reg S 5.12%, 05/07/29	200	184,502
Sasol Financing USA LLC
4.38%, 09/18/26	2,250	2,226,622
5.50%, 03/18/31	2,925	2,864,643
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	2,000	1,864,210
Stillwater Mining Co. 144A
4.00%, 11/16/26	2,350	2,252,945
4.50%, 11/16/29	1,850	1,733,228
Wynn Macau Ltd. 144A
4.88%, 10/01/24	2,025	1,925,978
5.12%, 12/15/29 †	3,475	3,149,879
5.50%, 01/15/26	3,350	3,149,034
5.50%, 10/01/27	2,575	2,387,720
5.62%, 08/26/28	4,625	4,238,466
		50,191,717
Uzbekistan: 0.2%
Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	1,000	992,390
Uzauto Motors AJ 144A 4.85%, 05/04/26	900	872,028
Uzauto Motors AJ Reg S 4.85%, 05/04/26	200	193,784
Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	1,050	1,044,702
		3,102,904
Zambia: 1.6%
First Quantum Minerals Ltd. 144A
6.50%, 03/01/24	2,575	2,607,265
6.88%, 03/01/26	3,525	3,644,586
6.88%, 10/15/27	5,100	5,426,196
7.25%, 04/01/23	3,544	3,561,764
7.50%, 04/01/25	4,625	4,728,438
		19,968,249
Total Corporate Bonds (Cost: $1,297,108,282)		1,222,736,227

GOVERNMENT OBLIGATIONS: 1.8%
Argentina: 0.6%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	3,050	2,587,986
Provincia de Cordoba 144A
5.00%, 06/01/27 (s)	1,732	1,088,862
5.00%, 02/01/29	1,607	926,554
Provincia de Mendoza 144A 4.25%, 03/19/29 (s)	1,975	1,350,406
	Par (000’s)	Value
Argentina (continued)
Provincia de Neuquen 144A 4.62%, 04/27/30 (s)	$1,275	$752,250
Provincia del Chubut 144A 7.75%, 07/26/30 (s)	1,754	1,368,009
Provincia del Chubut Reg S 7.75%, 07/26/30 (s)	277	216,002
		8,290,069
Belarus: 0.1%
Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	1,600	1,407,616
Development Bank of the Republic of Belarus JSC Reg S 6.75%, 05/02/24	200	175,952
		1,583,568
Brazil: 0.2%
Banco Nacional de Desenvolvimento Economico e Social 144A 5.75%, 09/26/23	1,600	1,692,368
Banco Nacional de Desenvolvimento Economico e Social Reg S 5.75%, 09/26/23	250	264,432
		1,956,800
Mongolia: 0.1%
Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	1,700	1,784,169
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	1,800	1,636,452
Turkey: 0.4%
Istanbul Metropolitan Municipality 144A 6.38%, 12/09/25	1,800	1,701,603
Istanbul Metropolitan Municipality Reg S 6.38%, 12/09/25	200	189,067
Turkiye Ihracat Kredi Bankasi AS 144A 5.75%, 07/06/26	2,600	2,457,780
Turkiye Ihracat Kredi Bankasi AS Reg S 5.38%, 10/24/23	300	298,994
		4,647,444
Uzbekistan: 0.3%
National Bank of Uzbekistan Reg S 4.85%, 10/21/25	1,000	973,750
Uzbekneftegaz JSC 144A

17

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Uzbekistan (continued)
4.75%, 11/16/28	$2,450	$2,271,718
		3,245,468
Total Government Obligations (Cost: $24,581,050)		23,143,970
Total Investments Before Collateral for Securities Loaned: 97.4% (Cost: $1,321,689,332)		1,245,880,197

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4% (Cost: $30,037,074)
Money Market Fund: 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio	30,037,074	30,037,074
Total Investments: 99.8% (Cost: $1,351,726,406)		1,275,917,271
Other assets less liabilities: 0.2%		1,984,424
NET ASSETS: 100.0%		$1,277,901,695

Definitions:

USD	United States Dollar

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $30,531,863.
(a)	Amount is less than 1,000
(o)	Perpetual Maturity — the date shown is the next call date
(d)	Security in default
*	Non-income producing

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $813,516,219, or 63.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	10.6%	$131,862,074
Consumer Cyclicals	4.2	51,775,037
Consumer Non-Cyclicals	3.9	48,460,669
Energy	16.9	210,724,371
Financials	33.8	421,710,930
Government Activity	1.9	23,143,970
Healthcare	3.3	41,238,261
Industrials	8.4	104,092,985
Real Estate	5.2	64,610,548
Technology	4.4	55,401,913
Utilities	7.4	92,859,439
	100.0%	$1,245,880,197
18